Inventories (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Inventories [Abstract]
Raw materials	$ 1,400,000		$ 5,800,000
Finished goods	3,400,000		1,800,000
Parts and tools	300,000		700,000
Inventories	5,100,000		$ 8,300,000
Cost of inventories recognised as expense	10,900,000	$ 3,200,000
Inventory Write-Up, Raw Materials	100,000	600,000
Write-downs (reversals of write-downs) of inventories	$ (2,200,000)	$ 0